Fair Value of Financial Instruments (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
	Feb. 28, 2011	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments (Textual)
Convertible debentures issued through private placement	$ 8.40
Maturity period of senior secured convertible debentures	3 years
Senior Secured Convertible Debentures, interest rate, stated percentage	8.00%		8.00%
Additional convertible debentures issued		5.00
Debentures outstanding, total		$ 13.40
Debentures, convertible, conversion price (per share)	$ 9.40	$ 4.25	$ 4.25